UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 14, 2007


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	510,145



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
BED BATH & BEYOND, INC.		COM   075896100	    18221    478235 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     52575       478 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     10287      2806 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     23886   1036701 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    13444    476575 SH         SOLE          SOLE
CDW CORPORATION			COM   12512N105     19254    273800 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     3378    140000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     48570    905645 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5185    107463 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     36213    864691 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     29698    561722 SH         SOLE          SOLE
DELL, INC.	                COM   24702R101     18139    722975 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1013    357800 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       406     10900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     18948    471812 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     20489    852296 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       457      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     27588    375502 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      4276    112000 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     42330     88169 SH         SOLE          SOLE
NETFLIX, INC.	                COM   64110L106      3620    140000 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      3108    190528 SH         SOLE          SOLE
PACCAR, INC.                    COM   693718108     22241    342695 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       705     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405       337     50000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       492      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      9934    185550 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3960    146069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       411      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     28881    578315 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       952     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    18185    171480 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      5749    281000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    17213    320370 SH	       SOLE	     SOLE
                                                   510145